Debt and Credit Agreements - Schedule of Credit Facilities (Detail) - CAD ($)	Dec. 31, 2019	Feb. 01, 2019
Line of Credit Facility [Line Items]
Maximum borrowing capacity	$ 2,550,000,000
Amount Drawn	0
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	250,000,000	$ 170,000,000
Amount Drawn	0
Hydro One Inc. [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	2,300,000,000
Amount Drawn	$ 0